UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VIP Global Hard Assets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 92.3%
Brazil: 0.1%
1,614,800	Brazilian Resources, Inc. (CAD) * # §	$646,888

Canada: 11.5%
439,900	Eldorado Gold Corp. (USD)	6,704,076
479,700	First Quantum Minerals Ltd.	10,222,475
186,200	Goldcorp, Inc. (USD)	8,537,270
561,500	IAMGOLD Corp. (USD)	8,877,315
461,119	Kinross Gold Corp. (USD)	4,708,025
24,704	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	17,590
546,400	New Gold, Inc. (USD) *	6,677,008
665,600	Osisko Mining Corp. *	6,594,389

		52,338,148

China / Hong Kong: 0.3%
1,072,200	Yanzhou Coal Mining Co. Ltd. #	1,614,789

Kuwait: 2.2%
389,060	Kuwait Energy Co. K.S.C.C. * # § Ø	988,037
3,501,549	Kuwait Energy Plc * # § Ø	8,951,145

		9,939,182

Norway: 2.2%
251,100	SeaDrill Ltd. #	9,864,357

Switzerland: 2.1%
152,400	Noble Corp. (USD)	5,452,872
311,800	Weatherford International Ltd. (USD) *	3,953,624

		9,406,496

United Kingdom: 13.6%
3,496,000	Afren Plc * #	7,943,488
15,000	African Minerals Ltd. * # Ø	72,192
289,700	African Minerals Ltd. * #	1,394,277
259,600	BHP Billiton Plc #	8,106,797
146,700	Ensco Plc (USD)	8,003,952
286,400	Ophir Energy Plc * #	2,813,779
74,800	Randgold Resources Ltd. (ADR)	9,200,400
201,800	Rio Tinto Plc (ADR)	9,436,168
937,000	Xstrata Plc #	14,535,656

		61,506,709

United States: 60.3%
102,405	Alpha Natural Resources, Inc. *	672,801
255,400	Anadarko Petroleum Corp.	17,857,568
60,700	Apache Corp.	5,248,729
56,400	Berry Petroleum Co.	2,291,532
232,800	Cameron International Corp. *	13,053,096
225,700	Cimarex Energy Co.	13,214,735
166,500	Cliffs Natural Resources, Inc.	6,515,145
122,700	Cloud Peak Energy, Inc. *	2,220,870
105,850	Concho Resources, Inc. *	10,029,288
248,300	Consol Energy, Inc.	7,461,415
50,800	Cummins, Inc.	4,684,268
145,300	Diamond Offshore Drilling, Inc.	9,562,193
114,300	Dril-Quip, Inc. *	8,215,884
814,070	Far East Energy Corp. *	107,864
419,074	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	3,143
146,700	Freeport-McMoRan Copper & Gold, Inc.	5,806,386
56,400	Green Plains Renewable Energy, Inc. *	330,504
80,400	Gulfport Energy Corp. *	2,513,304
505,100	Halliburton Co.	17,016,819
158,600	HollyFrontier Corp.	6,545,422
55,000	Jacobs Engineering Group, Inc. *	2,223,650
167,900	Key Energy Services, Inc. *	1,175,300
491,000	Louisiana-Pacific Corp. *	6,137,500
386,400	Marathon Oil Corp.	11,425,848
136,800	National Oilwell Varco, Inc.	10,959,048
122,750	Newfield Exploration Co. *	3,844,530
220,100	Newmont Mining Corp.	12,327,801
152,400	Occidental Petroleum Corp.	13,115,544
283,600	Patterson-UTI Energy, Inc.	4,492,224
94,500	Peabody Energy Corp.	2,106,405
131,200	Pioneer Natural Resources Co.	13,697,280
90,300	Plains Exploration & Production Co. *	3,383,541
246,900	Schlumberger Ltd.	17,858,277
183,400	SM Energy Co.	9,923,774
197,500	Steel Dynamics, Inc.	2,217,925
80,400	The Mosaic Co.	4,631,844
159,400	United States Steel Corp.	3,039,758
229,500	Western Refining, Inc.	6,008,310
245,500	Whiting Petroleum Corp. *	11,631,790

		273,551,315

Total Common Stocks (Cost: $400,816,853)		418,867,884

EXCHANGE TRADED FUND: 1.2% (Cost: $3,916,695)
32,400	SPDR Gold Trust *	5,573,448

MONEY MARKET FUND: 6.6% (Cost: $29,681,423)
29,681,423	AIM Treasury Portfolio - Institutional Class	29,681,423

Total Investments: 100.1% (Cost: $434,414,971)		454,122,755
Liabilities in excess of other assets: (0.1)%		(449,492)

NET ASSETS: 100.0%		$453,673,263

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $56,934,548 which represents 12.5% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $10,589,213 which represents 2.3% of net assets.
Ø	Restricted security - the aggregate value of restricted securities is $10,011,374, or 2.2% of net assets.

Restricted securities held by the Fund as of September 30, 2012 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

African Minerals Ltd.	07/02/2009	15,000	$61,444	$72,192	0.0%
Kuwait Energy Co. K.S.C.C. §	08/06/2008	389,060	1,176,486	988,037	0.2
Kuwait Energy Plc §	12/19/2011	3,501,549	10,588,404	8,951,145	2.0

			$11,826,334	$10,011,374	2.2%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	21.8%	$98,901,596
Energy	60.8	276,199,969
Industrial	2.9	13,045,418
Industrial Metals	5.3	24,108,922
Precious Metals	1.4	6,611,979
Exchange Traded Fund	1.2	5,573,448
Money Market Fund	6.6	29,681,423

	100.0%	$454,122,755

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Brazil	$—	$—	$646,888	$646,888
Canada	52,338,148	—	—	52,338,148
China / Hong Kong	—	1,614,789	—	1,614,789
Kuwait	—	—	9,939,182	9,939,182
Norway	—	9,864,357	—	9,864,357
Switzerland	9,406,496	—	—	9,406,496
United Kingdom	26,640,520	34,866,189	—	61,506,709
United States	273,548,172	3,143	—	273,551,315
Exchange Traded Fund	5,573,448	—	—	5,573,448
Money Market Fund	29,681,423	—	—	29,681,423

Total	$397,188,207	$46,348,478	$10,586,070	$454,122,755

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2012:

	Common Stocks

	Brazil	Kuwait

Balance as of 12/31/11	$881,295	$6,653,396
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(234,407)	3,285,786
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—

Balance as of 9/30/12	$646,888	$9,939,182

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012:

	Fair Value 9/30/12	Valuation Technique	Unobservable input (1)	% / Range	Impact to Valuation from an Increase in Input (2)

Common Stocks	$10,586,070	Corporate issuance
		Discounted Cash Flow	Weighted average cost of capital	15.60%	Decrease
		Market comparable companies	Control discount	19.60%	Decrease
			EBITDA Multiple	5.50%	Increase
			Long term revenue growth rate	5.00%	Increase
			Discount for lack of market	0-25%	Decrease

(1)

In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. EBITDA means Earnings Before Interest Taxes Depreciation and Amortization.

(2)

This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2012 was $459,937,751 and net unrealized depreciation aggregated $5,814,996 of which $61,367,595 related to appreciated securities and $67,182,591 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Hard Assets Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Hard Assets Fund

Date: November 26, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: November 26, 2012